Cover	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity File Number	000-54318
Entity Registrant Name	ONCOSEC MEDICAL INCORPORATED
Entity Central Index Key	0001444307
Entity Tax Identification Number	98-0573252
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	820 Bear Tavern Road
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628-1021
City Area Code	(855)
Local Phone Number	662-6732
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ONCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false